DEBT (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of future principal payments

Future principal payments on the equipment lease financing are as follows:

For the twelve months ended December 31,	Amount
2017	$258,542
2018	15,208
Total equipment lease financing payments	$273,750

As of December 31, 2016	Amount
Current equipment lease financing payments	$258,542
Less: Amount representing interest	(6,911)
Current equipment lease financing, net	$251,631

Long-term equipment lease financing payments	$15,208
Less: Amount representing interest	(368)
Long-term equipment lease financing, net	$14,840